Non-controlling interests (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Profit attributable to non-controlling interests	£ 21	£ 19	[1]
Equity attributable to non-controlling interests	969			£ 989	[2]
Other non-controlling interests
Profit attributable to non-controlling interests	0	3
Equity attributable to non-controlling interests	2			2
Barclays Bank PLC | - Preference shares
Profit attributable to non-controlling interests	15	13
Equity attributable to non-controlling interests	529			529
Barclays Bank PLC | - Upper T2 instruments
Profit attributable to non-controlling interests	6	£ 3
Equity attributable to non-controlling interests	£ 438			£ 458

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.